UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $145,217 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     9894   510000 SH       SOLE                   510000        0        0
AMDOCS LTD                     ORD              G02602103     5000   270000 SH       SOLE                   270000        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108     2250   130000 SH       SOLE                   130000        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108     4095   975000 SH       SOLE                   975000        0        0
CITRIX SYS INC                 COM              177376100     5207   230000 SH       SOLE                   230000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    12058   580000 SH       SOLE                   580000        0        0
EXPEDIA INC DEL                COM              30212P105     2588   285000 SH       SOLE                   285000        0        0
F5 NETWORKS INC                COM              315616102     7228   345000 SH       SOLE                   345000        0        0
FIRST SOLAR INC                COM              336433107    10616    80000 SH       SOLE                    80000        0        0
GANNETT INC                    COM              364730101      264   119873 SH       SOLE                   119873        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108    11000   555000 SH       SOLE                   555000        0        0
IPCS INC                       COM NEW          44980Y305    10778  1110000 SH       SOLE                  1110000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     1211  1316347 SH       SOLE                  1316347        0        0
LIVE NATION INC                COM              538034109      347   130000 SH       SOLE                   130000        0        0
LOOPNET INC                    COM              543524300     3192   525059 SH       SOLE                   525059        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    12595  1375000 SH       SOLE                  1375000        0        0
MERCADOLIBRE INC               COM              58733R102     3043   164034 SH       SOLE                   164034        0        0
MICRON TECHNOLOGY INC          COM              595112103     7917  1950000 SH       SOLE                  1950000        0        0
NETAPP INC                     COM              64110D104     9646   650000 SH       SOLE                   650000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     2684   477609 SH       SOLE                   477609        0        0
NOVELLUS SYS INC               COM              670008101     4060   244167 SH       SOLE                   244167        0        0
ON SEMICONDUCTOR CORP          COM              682189105    10452  2680000 SH       SOLE                  2680000        0        0
SIRIUS XM RADIO INC            COM              82967N108      872  2490341 SH       SOLE                  2490341        0        0
SYNOPSYS INC                   COM              871607107     4146   200000 SH       SOLE                   200000        0        0
VERIFONE HLDGS INC             COM              92342Y109     1666   245000 SH       SOLE                   245000        0        0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103     2408   400000 SH       SOLE                   400000        0        0